Trade and Other Payables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	December 31, 2023	June 30, 2024
	RM	RM	USD
Trade payables	2,326,371	1,699,707	360,321
Accruals	6,901,199	2,783,291	590,031
Sundry payables	2,592,465	16,543,862	3,507,136
Advance from a director - subsidiaries	7,563,894	-	-
Total	19,383,929	21,026,860	4,457,488

Schedule of Trade and Other Payables Balances that are Not Denominated in Functional Currency	The above balances that are not denominated in the functional currency are as follows:
	December 31, 2023	June 30, 2024
	RM	RM

United States dollar	1,416,836	350,167
Singapore Dollars	-	6,000